Going Concern, Proceeds from Equity Transactions (Details) $ in Thousands										1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Feb. 19, 2021 USD ($)	Sep. 01, 2020 USD ($)	Aug. 20, 2020 USD ($)	May 07, 2020 USD ($)	May 04, 2020 USD ($)	Apr. 22, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 02, 2020 USD ($)	May 13, 2019 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Aug. 31, 2020 USD ($) Offering Placement	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Offering Placement	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Going Concern [Abstract]
Gross proceeds		$ 1,782	$ 25,000	$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 14,293	$ 20		$ 73,750	$ 4,100	$ 73,750	$ 13,225	$ 0
Number of follow-on public offerings | Offering												2		2
Number of registered direct offerings | Offering												4		4
Number of private placements | Placement												4		4
Subsequent Event [Member]
Going Concern [Abstract]
Gross proceeds	$ 75,055
Class E Warrants [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Proceeds from exercise of warrants											$ 22,491